SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Large Cap Growth Fund

Investments are grouped by economic sectors.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 98.5%

Communications - 1.0%

American Tower Corp.	6,950	1,844,600

Consumer Durables - 2.0%

Activision Blizzard, Inc.	14,050	1,087,330
YETI Holdings, Inc. *	28,050	2,403,604

		3,490,934

Consumer Non-Durables - 4.8%
Constellation Brands, Inc.	7,425	1,564,373
Estee Lauder Cos., Inc. - Class A	8,700	2,609,391
Mondelez International, Inc.	17,900	1,041,422
NIKE, Inc.	9,050	1,314,332
PepsiCo, Inc.	13,125	1,974,131

		8,503,649

Consumer Services - 5.1%

Chegg, Inc. *	13,550	921,671
McDonald’s Corp.	6,650	1,603,381
Starbucks Corp.	17,400	1,919,394
Visa, Inc.	20,700	4,610,925

		9,055,371

Electronic Technology - 18.6%

Apple, Inc.	126,900	17,956,350
Applied Materials, Inc.	35,300	4,544,169
Broadcom, Inc.	7,800	3,782,454
Keysight Technologies, Inc. *	7,875	1,293,784
NVIDIA Corp.	22,700	4,702,532
QUALCOMM, Inc.	6,325	815,798

		33,095,087

Finance - 2.8%

Chubb, Ltd.	5,050	876,074
Goldman Sachs Group, Inc.	5,150	1,946,855
JPMorgan Chase & Co.	4,900	802,081
T Rowe Price Group, Inc.	7,400	1,455,580

		5,080,590

Health Services - 2.7%

HCA Healthcare, Inc.	2,200	533,984
UnitedHealth Group, Inc.	10,825	4,229,760

		4,763,744

Health Technology - 8.3%

Abbott Laboratories	15,500	1,831,015
AbbVie, Inc.	14,825	1,599,173
Bristol-Myers Squibb Co.	5,675	335,790
Dexcom, Inc. *	5,500	3,007,730
Intuitive Surgical, Inc. *	1,425	1,416,663
Johnson & Johnson	9,400	1,518,100
Medtronic, PLC	15,825	1,983,664
Thermo Fisher Scientific, Inc.	5,250	2,999,482

		14,691,617

Process Industries - 2.0%

Ecolab, Inc.	4,325	902,282
Linde, PLC	2,650	777,457
Sherwin-Williams Co.	6,525	1,825,238

		3,504,977

Name of Issuer	Quantity	Fair Value ($)

Producer Manufacturing - 3.4%

Honeywell International, Inc.	8,425	1,788,459
Northrop Grumman Corp.	2,700	972,405
Parker-Hannifin Corp.	3,950	1,104,499
Siemens AG	15,950	1,310,133
Trane Technologies, PLC	4,850	837,353

		6,012,849

Retail Trade - 8.7%

Amazon.com, Inc. *	3,150	10,347,876
Home Depot, Inc.	8,425	2,765,590
Netflix, Inc. *	2,025	1,235,939
TJX Cos., Inc.	18,075	1,192,588

		15,541,993

Technology Services - 36.6%

Accenture, PLC	10,200	3,263,184
Adobe, Inc. *	6,725	3,871,717
Alphabet, Inc. - Class A *	625	1,670,950
Alphabet, Inc. - Class C *	3,675	9,795,014
Atlassian Corp., PLC *	7,675	3,004,148
Autodesk, Inc. *	7,700	2,195,809
DocuSign, Inc. *	2,075	534,167
Dynatrace, Inc. *	12,550	890,674
Facebook, Inc. *	20,425	6,932,041
Intuit, Inc.	5,200	2,805,452
Microsoft Corp.	58,900	16,605,088
Paycom Software, Inc. *	2,500	1,239,375
PayPal Holdings, Inc. *	17,600	4,579,696
Pinterest, Inc. *	2,850	145,208
RingCentral, Inc. *	1,450	315,375
salesforce.com, Inc. *	15,225	4,129,324
ServiceNow, Inc. *	2,275	1,415,664
Splunk, Inc. *	8,100	1,172,151
Twilio, Inc. *	1,600	510,480

		65,075,517

Transportation - 1.9%

FedEx Corp.	6,700	1,469,243
Union Pacific Corp.	10,150	1,989,502

		3,458,745

Utilities - 0.6%

NextEra Energy, Inc.	13,100	1,028,612

Total Common Stocks (cost: $61,441,947)		175,148,285

Short-Term Securities - 1.6%
Fidelity Inst. Money Mkt. Gvt. Fund, 0.01% (cost $2,932,974)	2,932,974	2,932,974

Total Investments in Securities - 100.1% (cost $64,374,921)		178,081,259

Other Assets and Liabilities, net - (0.1)%		(110,585)

Total Net Assets - 100.0%		$177,970,674

*	Non-income producing security.

SEPTEMBER 30, 2021	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2021

Sit Large Cap Growth Fund (Continued)

ADR — American Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

A summary of the levels for the Fund’s investments as of September 30, 2021 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks**	175,148,285	—	—	175,148,285
Short-Term Securities	2,932,974	—	—	2,932,974
Total:	178,081,259	—	—	178,081,259

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

2